Selected Quarterly Financial Data - Additional Information (Detail) (Ocean freight forwarding [Member], USD $)	3 Months Ended
	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012
Ocean freight forwarding [Member]
Interim Reporting [Line Items]
Effect of error occurred in the Company's China forwarding business	$ 27,813	$ 27,142	$ 20,374